Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Other Liabilities [abstract]
Accounts payable and accrued expenses	$ 1,867	$ 1,500
Accrued interest payable	2,178	2,855
Cash collateral	16,712	19,433
Commodity liabilities	7,916	8,354
Deferred income	3,518	2,945
Deferred income taxes	74	52	$ 82
Dividends payable	1,622	1,611
Employee benefit liabilities	2,038	2,424
Insurance related liabilities	366	341
Lease liabilities	5,077	5,357
Negotiable instruments	1,774	1,676
Payable to brokers, dealers and clients	6,461	5,108
Payroll and related compensation	9,340	7,476
Precious metals certificates	613	623
Provisions	601	618
Taxes payable	3,403	2,209
Other	6,741	7,249
Other liabilities	$ 70,301	$ 69,831